Income Tax - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Gross amount	$ 207,495	$ 147,267
Tax effect	29,326	21,338
Deductible Temporary Differences
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Gross amount	5,101	5,371
Tax effect	729	722
Net Operating Loss Carryforward
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Gross amount	202,394	141,896
Tax effect	$ 28,597	$ 20,616